SECURED BORROWINGS, CBA Facility (Details) - Secured Borrowings [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Aircraft Loan	Dec. 31, 2016 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 2,058,891
CBA Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 49,080	$ 56,146
Number of aircraft serving as security | Aircraft	4
Number of loans maturing in 2020 | Loan	4
Maturity date	Oct. 28, 2020
Debt ratio used to determine payment into collateral account	80.00%